DESCRIPTION OF BUSINESS AND ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2025
DESCRIPTION OF BUSINESS AND ORGANIZATION
Summary of consolidated revenues, net loss and cash flow information

From January 1, 2023
to the completion of
the Restructuring
US$
Revenues	—
Net loss (i)	(74,137)
Net cash used in operating activities (ii)	(8,281)
Net cash used in investing activities	(38,400)
Net cash used in financing activities (iii)	(107,317)
Effect of exchange rate changes on cash	(2,573)
Net decrease in cash	(156,571)
Cash at beginning of the period	156,571
Cash at end of the period	—
(i)	Net loss includes other expenses of US$56,752 arising from the transfer of VIE’s assets and liabilities to a subsidiary of WFOE for period between January 1, 2023 and the completion of the Restructuring, which were eliminated upon consolidation.
(ii)	Net cash used in operating activities includes amounts of US$88,423 paid to the Company’s subsidiaries and amounts of US$86,697 provided by the Company’s subsidiaries for period between January 1, 2023 and the completion of the Restructuring, which were eliminated upon consolidation.
(iii)	Net cash used in financing activities includes amounts of US$158,509 paid to the Company’s subsidiaries and amounts of US$32,715 provided by the Company’s subsidiaries for period between January 1, 2023 and the completion of the Restructuring, which were eliminated upon consolidation.

Summary of carrying amount of net liabilities of subsidiary

US$

Cash	5,276
Accounts receivable	865
Prepayments and other current assets	2,710
Amounts due from the Company and its subsidiaries	4,035
Property, equipment and software, net	8,494
Operating lease right-of-use assets	9,689
Accounts payable	(1,062)
Accrued expenses and other current liabilities	(6,290)
Operating lease liabilities	(9,758)
Net assets	13,959